Finance Costs, Net	12 Months Ended
Dec. 31, 2017
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Finance Costs, Net
10. FINANCE	COSTS, NET

	12.31.2017	12.31.2016	12.31.2015
Exchange rate differences
Foreign exchange gains	120,939,219	163,489,521	248,889,974
Foreign exchange losses	(433,994,151)	(424,515,292)	(407,739,921)

Total	(313,054,932)	(261,025,771)	(158,849,947)

Financial income
Interest from short-term investments	80,949,998	6,710,642	6,965,026
Interest from loans to related parties	3,616,730	15,009,696	9,587,759
Unwinding of discounts on receivables	19,249,948	19,429,424	9,600,690

Total	103,816,676	41,149,762	26,153,475

Financial expenses
Interest on borrowings	(518,424,024)	(586,322,379)	(386,386,183)
Interest on borrowings with related parties	(6,803,091)	(7,269,913)	(7,536,747)
Unwinding of discounts on provisions and liabilities	(60,763,361)	(79,284,725)	(27,012,250)
Others	(46,914,229)	(48,534,380)	(37,932,649)

Total	(632,904,705)	(721,411,397)	(458,867,829)